Provisions (Tables)	6 Months Ended
Dec. 31, 2023
Provisions [Abstract]
Provisions
	31 Dec 2023	30 Jun 2023
	$‘000	$‘000

Current liabilities
Non-refundable sales tax and other provisions	10,390	6,172